Segments and Foreign Operations - Summary of Reconciles Net Loss To Total Adjusted EBITDA (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Jan. 31, 2017	[1]	Oct. 31, 2016	[1]	Jul. 31, 2016	[1]	Apr. 30, 2016	[1]	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Segment Reporting [Abstract]
Net loss attributable to Layne Christensen Company									$ (16,623)	$ (3,442)	$ (18,154)	$ (6,558)	$ (52,236)	$ (44,777)	$ (110,151)
Items not included in Total Adjusted EBITDA
Net (income) loss attributable to noncontrolling interests									(28)					(28)	824
Net loss (income) from discontinued operations													5,187	(3,547)	70,334
Income tax expense (benefit)													1,420	737	(3,945)
Interest expense													16,883	18,011	13,707
Depreciation expense and amortization	$ 6,300		$ 6,517		$ 6,527		$ 5,958		$ 7,203	$ 7,250	7,599	$ 8,040	25,302	30,092	37,619
Gain on sale of fixed assets													(3,886)	(507)	(659)
Non-cash equity-based compensation													3,394	3,559	2,060
Equity in (earnings) loss of affiliates													(2,655)	612	2,002
Impairment charges											$ 4,598			4,598
Restructuring costs													16,924	17,094	2,644
Gain on extinguishment of debt														(4,236)
Other (income) expense, net													(843)	(1,082)	1,266
Dividends received from affiliates													4,941	3,852	3,327
Total Adjusted EBITDA													$ 14,431	$ 24,378	$ 19,028

[1]	All periods have been retrospectively presented to reflect the sale of our Heavy Civil business as discontinued operations.